Reclassifications	12 Months Ended
Jan. 31, 2012
Reclassifications [Text Block]	NOTE 15 – Reclassifications

Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.